ACQUISTION AND DIVESTITURE ACTIVITY - ASSETS HELD FOR SALE (Details) - Sempra Mexico [Member] - Termoelectrica de Mexicali [Member] $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Feb. 29, 2016 MW	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Generating capacity (in mw) | MW		625
Other than temporary impairment in investment	$ 131
Other than temporary impairment in investment, net of tax	$ 111
Deferred tax expense			$ 8
Disposal Group Held-for-sale [Member]
Assets Held for Sale, Assets [Abstract]
Inventories			9
Other current assets			30
Deferred income taxes			21
Property, plant and equipment, net			120
Other noncurrent assets			21
Total assets held for sale			201
Assets Held for Sale, Liabilities [Abstract]
Accounts payable			2
Other current liabilities			5
Deferred income taxes			14
Asset retirement obligations			4
Other noncurrent liabilities			22
Total liabilities held for sale			$ 47